Additional disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Condensed balance sheets
Following are the summarized balance sheets of Banco Santander, S.A. as of 31 December 2025, 2024 and 2023. In the financial information of the Parent company, investments in subsidiaries, jointly controlled entities and associates are recorded at cost. As of 31 December 2025 we have reclassified assets associated with the businesses held for sale in Poland from 'Investment in affiliated companies' to 'Non-current assets held for sale' under the 'Other assets' item. See note 3 above.

EUR million
CONDENSED BALANCE SHEETS (Parent company only)	31 December 2025	31 December 2024	31 December 2023
Assets
Cash and due from banks	144,292	157,665	172,524
Of which:
To bank subsidiaries	11,517	5,952	6,834
Trading account assets	154,939	135,758	102,296
Investment securities	91,217	77,230	63,325
Of which:
To bank subsidiaries	13,607	16,191	16,137
To non-bank subsidiaries	1,697	1,005	1,229
Net loans and leases	323,253	301,937	298,068
Of which:
To non-bank subsidiaries	23,340	21,127	22,435
Investment in affiliated companies	98,317	100,045	99,326
Of which:
To bank subsidiaries	71,796	74,624	74,016
To non-bank subsidiaries	26,521	25,421	25,310
Premises and equipment, net	5,825	6,219	6,368
Other assets	18,941	15,986	15,435
Total assets	836,784	794,840	757,342

Liabilities
Deposits	415,898	393,787	398,374
Of which:
To bank subsidiaries	8,773	6,645	7,832
To non-bank subsidiaries	26,412	19,176	14,610
Short-term debt	129,462	88,263	70,771
Long-term debt	114,756	137,549	129,258
Total debt	244,218	225,812	200,029
Of which:
To bank subsidiaries	3,994	100	—
To non-bank subsidiaries	1,363	2,428	1,816
Other liabilities	94,325	96,909	84,065
Total liabilities	754,441	716,508	682,468

Stockholders' equity
Capital stock	7,345	7,576	8,092
Retained earnings and other reserves	74,998	70,756	66,782
Total stockholders' equity	82,343	78,332	74,874

Total liabilities and Stockholders’ Equity	836,784	794,840	757,342

Condensed statements of income
Following are the condensed statements of income of Banco Santander, S.A. for the years ended 31 December 2025, 2024 and 2023. Results associated with the businesses held for sale in Poland have been reclassified to 'Income/(charges) after tax from discontinued operations' for all periods presented. See note 3 above.

EUR million
	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2025	31 December 2024	31 December 2023
Interest income	31,363	34,752	31,854
Interest from earning assets	25,293	27,639	23,049
Dividends from affiliated companies	6,070	7,113	8,805
Of which:
From bank subsidiaries	5,029	6,248	7,790
From non-bank subsidiaries	1,041	865	1,015
Interest expense	(18,170)	(20,112)	(16,204)
Interest income / (charges)	13,193	14,640	15,650
Provision for credit losses	(1,162)	(1,334)	(1,372)
Interest income / (charges) after provision for credit losses	12,031	13,306	14,278
Non-interest income	6,981	5,502	4,777
Non-interest expense	(7,848)	(8,552)	(9,662)
Income before income taxes	11,164	10,256	9,393
Tax expense or income from continuing operations	(1,073)	(1,091)	(533)
Income/ (charges) for the period from continuing operations	10,092	9,167	8,860
Income/ (charges) after tax from discontinued operations	1,021	935	378
Net income	11,113	10,101	9,239

Condensed statements of comprehensive income
Following are the condensed statements of comprehensive income of Banco Santander, S.A. for the years ended 31 December 2025, 2024 and 2023:

EUR million
	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2025	31 December 2024	31 December 2023
NET INCOME	11,113	10,101	9,239
OTHER COMPREHENSIVE INCOME	(79)	730	(57)
Items that may be reclassified subsequently to profit or loss	(101)	305	276
Hedges of net investments in foreign operations (effective portion)	283	—	—
Revaluation gains (losses)	283	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	(27)	28	104
Revaluation gains (losses)	36	(55)	65
Amounts transferred to income statement	(63)	84	39
Other reclassifications	—	—	—
Cash flow hedges:	(100)	409	284
Revaluation gains/(losses)	(79)	140	(70)
Amounts transferred to income statement	(21)	269	354
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations	—	—	—
Exchange differences	(299)	—	—
Revaluation gains (losses)	(299)	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Non-current assets held for sale	—	—	—
Income tax	42	(132)	(112)
Items that will not be reclassified to profit or loss	21	425	(333)
Actuarial gains/(losses) on pension plans	30	(16)	(14)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	100	262	(250)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(76)	20	(31)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	76	(20)	31
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(136)	247	(107)
Income tax relating to items that will not be reclassified	27	(68)	38
TOTAL COMPREHENSIVE INCOME	11,034	10,831	9,182

Condensed cash flow statements
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended 31 December 2025, 2024 and 2023.

EUR million
	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2025	31 December 2024	31 December 2023
1. Cash flows from operating activities
Consolidated profit	11,113	10,101	9,239
Adjustments to profit	(1,119)	(4,439)	(3,746)
Net increase/decrease in operating assets	(60,570)	(63,686)	(6,765)
Net increase/decrease in operating liabilities	41,113	27,480	(6,880)
Reimbursements/payments of income tax	(862)	(591)	(360)
Total net cash flows from operating activities (1)	(10,325)	(31,135)	(8,512)

2. Cash flows from investing activities
Investments (-)	(4,231)	(2,915)	(5,458)
Divestments (+)	9,210	9,544	10,880
Total net cash flows from investment activities (2)	4,979	6,629	5,422

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	—
Disposal of own equity instruments	578	485	649
Acquisition of own equity instruments	(3,865)	(3,740)	(2,974)
Issuance of debt securities	1,852	5,625	5,636
Redemption of debt securities	(8,310)	(3,615)	(1,813)
Dividends paid	(3,341)	(3,017)	(2,261)
Issuance/Redemption of equity instruments	—	(751)	—
Other collections/payments related to financing activities	(141)	(300)	(166)
Total net cash flows from financing activities (3)	(13,227)	(5,313)	(929)

4. Effect of exchange rate changes on cash and cash equivalents (4)	(4,099)	2,256	(1,044)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(22,671)	(27,563)	(5,063)
Cash and cash equivalents at beginning of period	97,457	125,020	130,083
Cash and cash equivalents at end of period	74,786	97,457	125,020

Schedule of preferred shares and securities
The following table shows the balance of the preference shares and preferred securities as of 31 December 2025, 2024 and 2023:

EUR million
	2025	2024	2023
Preference shares	201	211	202
Preferred securities	10,103	9,821	9,081
Total	10,304	10,032	9,283

Schedule of preferred shares and securities by issuer

	Outstanding at 31 December 2025
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 31 December 2025
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A., January 2020	Euro	1,032.4	4.375%	(B)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	999.9	4.750%	(C)	Perpetuity
Banco Santander, S.A., May 2021	Euro	749.2	4.125%	(D)	Perpetuity
Banco Santander, S.A., September 2021	Euro	994.0	3.625%	(E)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,149.0	9.625%	(F)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,349.7	9.625%	(G)	Perpetuity
Banco Santander, S.A., May 2024	Euro	1,500.0	7.00%	(H)	Perpetuity
Banco Santander, S.A., August 2024	US Dollar	1,494.5	8.00%	(I)	Perpetuity
Banco Santander, S.A., July 2025	Euro	1,500.0	6.00%	(J)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	143.8	€CMS 10 + 0.05% subject to a maximum distribution of 8% per annum		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B. Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis point on the 5-year mid-swap rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
E. Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year mid-swap rate.
F. Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first five years and six months, revised every 5 years thereafter by applying a margin of 530.6 basis points on the 5-year UST rate.
G. Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 529.8 basis points on the 5-year UST rate.
H. Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 443.2 basis points on the 5-year mid-swap rate.
I. Payment is subject to certain conditions and to the discretion of Banco Santander. The 8.00% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 391.1 basis points on the 5-year mid-swap rate
J. Payment is subject to certain conditions and to the discretion of Banco Santander. The 6.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 381.9 basis points on the 5-year mid-swap rate.